INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2025	29,597	1,540	31,137
Additions	4,869	1	4,870
Foreign exchange differences	(23)	(94)	(117)
12/31/2025	34,444	1,447	35,891
Accumulated amortization/write downs
1/1/2025	(15,243)	(952)	(16,196)
Amortization	(2,328)	(216)	(2,544)
Foreign exchange differences	23	87	110
12/31/2025	(17,548)	(1,081)	(18,629)
Carrying amount:
1/1/2025	14,354	588	14,941
12/31/2025	16,895	366	17,262

	Development	Patents and
in € thousand	Costs	licenses	Total
Costs of acquisition
1/1/2024	25,729	1,372	27,102
Additions	3,878	129	4,008
Disposals/Retirements	(1)	—	(1)
Foreign exchange differences	(10)	38	28
12/31/2024	29,597	1,540	31,137
Accumulated amortization/write downs
1/1/2024	(11,452)	(684)	(12,136)
Amortization	(3,801)	(364)	(4,166)
Disposals/Retirements	—	131	131
Foreign exchange differences	10	(36)	(26)
12/31/2024	(15,243)	(952)	(16,196)
Carrying amount:
1/1/2024	14,278	689	14,966
12/31/2024	14,354	588	14,941